Sep. 21, 2026
International Small-Cap Portfolio | International Small-Cap Portfolio
International Small-Cap Portfolio – Effective November 1, 2026, the following changes will be made: The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.85%	0.85%
Service Fee	0.20%	N/A
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	1.14%	0.94%
Less Fee Waiver[1]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	1.11%	0.91%

[1]         The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2028. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

In the Examples subsection, the table will be deleted and replaced with the following:
	1 year	3 years	5 years	10 years
Class I	$113	$359	$625	$1,383
Class P	$93	$297	$517	$1,152

	1 year	3 years	5 years	10 years
Class I	$113	$359	$625	$1,383
Class P	$93	$297	$517	$1,152

The Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations. The sub-adviser generally considers a company to be a small-capitalization company (“small-cap”) if the company has a market capitalization within the range of companies included in the MSCI Europe, Australasia and Far East (“EAFE”) Small Cap Index which measures the performance of the small-capitalization segment of the international equity universe. As of December 31, 2025, the market capitalization range of the MSCI EAFE Small Cap Index was approximately $142.5 million to $15.2 billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $5.5 billion.

Normally, the Fund invests primarily in the common stock of foreign issuers, including up to 20% of its assets in emerging market countries, that may be U.S. dollar or foreign currency-denominated. The Fund invests in both growth and value stocks. The sub-adviser normally allocates the Fund’s investments across different countries and regions, such as Japan. The sub-adviser anticipates that the Fund will have exposure to the largest country constituents of the MSCI EAFE Small Cap Index. These constituents may change over time.

The sub-adviser considers the broad market sectors of investments in its management of the Fund. As of December 31, 2025, a significant portion of the Fund was represented by securities of companies in the Industrial sector.

In buying and selling securities for the Fund, the sub-adviser employs a “bottom-up” approach to selecting securities, emphasizing those that it believes to represent above-average potential for capital appreciation, based on fundamental research and analysis. The sub-adviser seeks to develop a portfolio that is broadly diversified across issuers, countries, industries and styles.

The Fund may lend its portfolio holdings to certain financial institutions.

In the Performance subsection, the following will be added after the first paragraph:

Prior to November 1, 2026, the benchmark index for the Fund that was utilized by the immediately prior sub-adviser was the MSCI All Country World Index (“ACWI”) ex USA Small Cap Index. The Fund changed its performance measurement benchmark index to the MSCI EAFE Small Cap Index in connection with the Fund’s change in sub-adviser to better reflect the current sub-adviser’s investment strategy and approach.

Also in the Performance subsection, the last paragraph will be deleted and replaced with the following:

Wellington Management Company LLP began managing the Fund on November 1, 2026, and some investment policies changed at that time. Other firms managed the Fund before that date.

Also in the Performance subsection, the Average Annual Total Returns table will be deleted and replaced with the following:

Average Annual Total Returns (For the periods ended December 31, 2025)
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 1, 2006)	23.41%	6.23%	6.46%
Class P (incepted May 2, 2011)	23.66%	6.44%	6.67%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	31.22%	8.92%	8.18%
MSCI EAFE Small Cap Index (reflects no deductions for fees, expenses, or taxes) (current index)	31.83%	5.62%	7.49%
MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes) (former index)	29.26%	6.91%	8.13%

SUPPLEMENT DATED SEPTEMBER 21, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2026

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2026, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

International Small-Cap Portfolio – At a meeting held on September 16, 2026, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved Wellington Management Company LLP (“Wellington”) to serve as the sub-adviser of the International Small-Cap Portfolio effective November 1, 2026, replacing FIAM LLC. The Board also approved an increased management fee waiver for the International Small-Cap Portfolio effective with the approval of Wellington.

In connection with this sub-adviser change, certain principal investment strategies of the International Small-Cap Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the International Small-Cap Portfolio may be sold and new investments may be purchased in accordance with recommendations by Wellington. Pacific Life Fund Advisors LLC, the investment adviser to the International Small-Cap Portfolio, may begin this transitioning prior to November 1, 2026 utilizing the principal investment strategies described below.